STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2017	May 31, 2016	Aug. 31, 2016	Aug. 31, 2015
Income Statement [Abstract]
Revenue
Operating Expenses
Advertising and marketing	523,893		1,130,070
Depreciation	1,885		2,614
General and administrative expenses	87,453	1,965	162,280	4,897	5,531	95
Management fees	1,500		13,135
Professional fees	668,119	11,736	1,427,770	33,716	90,483	17,357
Research and development	383,606		704,257
Salaries and wages	192,467		400,658
Stock based compensation	7,615,873		23,226,492		72,309
Total operating expenses	9,474,796	13,701	27,067,276	38,613	168,323	17,452
Loss From Operations	(9,474,796)	(13,701)	(27,067,276)	(38,613)	(168,323)	(17,452)
Other income (expenses)
Interest expense			(150)
Tax expense	(22)		(822)
Gain on debt extinguishment and accounts payable						17,288
Total other expense	(22)		(972)
Net Loss	$ (9,474,818)	$ (13,701)	$ (27,068,248)	$ (38,613)	$ (168,323)	$ (164)
Net loss per common share - basic and diluted (in dollars per share)	$ (0.11)	$ (0.00)	$ (0.33)	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average number of common shares outstanding (in shares)	87,823,209	114,097,796	81,775,596	114,097,796	112,673,138	114,097,796